Condensed Statements of Cash Flows Parent Company Only (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income	¥ 498,484	¥ 875,412	¥ 656,389
Net cash provided by (used in) operating activities	5,951,308	(1,297,988)	(1,789,431)
Cash flows from investing activities:
Net cash provided by (used in) investing activities	417,303	(6,321,832)	(1,842,893)
Cash flows from financing activities:
Net change in short-term borrowings	(724,788)	(7,251,033)	(1,261,955)
Proceeds from issuance of common stock			5
Purchases of treasury stock	(37,013)	(7)	(2,560)
Dividends paid	(152,163)	(152,514)	(215,902)
Net cash provided by (used in) financing activities	(5,972,005)	7,639,859	2,965,844
Net increase (decrease) in cash and due from banks	428,437	51,815	(667,904)
Cash and due from banks at beginning of fiscal year	1,268,442	1,216,627	1,884,531
Cash and due from banks at end of fiscal year	1,696,879	1,268,442	1,216,627
Parent Company
Cash flows from operating activities:
Net income	498,484	875,412	656,389
Adjustments and other	(222,940)	(685,149)	(644,977)
Net cash provided by (used in) operating activities	275,544	190,263	11,412
Cash flows from investing activities:
Payments for purchases of securities of subsidiaries			(212)
Net change in other investing activities	2,631	1,570	80
Net cash provided by (used in) investing activities	2,631	1,570	(132)
Cash flows from financing activities:
Net change in short-term borrowings	(90,000)	(40,000)	60,000
Proceeds from issuance of common stock			146,499
Purchases of treasury stock	(37,013)	(7)	(2,560)
Dividends paid	(152,163)	(152,542)	(215,937)
Net change in other financing activities	968	749	730
Net cash provided by (used in) financing activities	(278,208)	(191,800)	(11,268)
Net increase (decrease) in cash and due from banks	(33)	33	12
Cash and due from banks at beginning of fiscal year	200	167	155
Cash and due from banks at end of fiscal year	¥ 167	¥ 200	¥ 167